AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.1%
Financials - 21.5%
Banks - 10.1%
Citigroup, Inc.	643,660	$47,894,740
JPMorgan Chase & Co.	479,680	63,490,445
Wells Fargo & Co.	1,512,680	71,005,199

		182,390,384

Consumer Finance - 2.1%
Capital One Financial Corp.	383,622	38,285,476

Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	277,610	62,304,012

Insurance - 5.8%
Aflac, Inc.	313,870	16,186,276
Allstate Corp. (The)	302,900	35,905,766
Fidelity National Financial, Inc.	621,290	30,287,888
Reinsurance Group of America, Inc. - Class A	156,829	22,591,217

		104,971,147

		387,951,019

Health Care - 16.1%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	253,000	25,145,670
Amgen, Inc.	92,060	19,889,563
Gilead Sciences, Inc.	247,810	15,661,592

		60,696,825

Health Care Providers & Services - 4.9%
Anthem, Inc.	116,770	30,976,746
Cigna Corp. (a)	150,522	28,957,422
Quest Diagnostics, Inc.	262,160	29,013,247

		88,947,415

Pharmaceuticals - 7.8%
Pfizer, Inc.	2,162,740	80,540,438
Roche Holding AG (Sponsored ADR)	1,450,710	60,639,678

		141,180,116

		290,824,356

Industrials - 10.1%
Aerospace & Defense - 4.0%
Curtiss-Wright Corp.	78,060	11,352,266
Hexcel Corp.	98,680	7,324,029
Raytheon Co.	242,780	53,639,813

		72,316,108

Airlines - 2.4%
Alaska Air Group, Inc.	406,413	26,250,216
Delta Air Lines, Inc.	125,800	7,012,092
Southwest Airlines Co.	189,638	10,426,297

		43,688,605

Company	Shares	U.S. $ Value
Construction & Engineering - 0.8%
EMCOR Group, Inc.	172,500	$14,174,325

Electrical Equipment - 0.4%
Hubbell, Inc.	49,370	7,071,265

Machinery - 1.5%
Altra Industrial Motion Corp.	353,882	11,770,116
Crane Co.	182,805	15,622,515

		27,392,631

Professional Services - 0.4%
Robert Half International, Inc.	114,710	6,672,681

Road & Rail - 0.6%
Kansas City Southern	63,945	10,786,882

		182,102,497

Information Technology - 8.9%
Communications Equipment - 2.6%
Cisco Systems, Inc.	462,760	21,273,077
F5 Networks, Inc. (a)	206,750	25,248,310

		46,521,387

Electronic Equipment, Instruments & Components - 1.8%
Dolby Laboratories, Inc. - Class A	376,692	26,119,824
Littelfuse, Inc.	37,086	6,560,884

		32,680,708

IT Services - 4.1%
Akamai Technologies, Inc. (a)	171,240	15,985,254
Cognizant Technology Solutions Corp. - Class A	357,090	21,918,184
Leidos Holdings, Inc.	210,796	21,178,674
MAXIMUS, Inc.	195,974	14,061,135

		73,143,247

Software - 0.4%
VMware, Inc. - Class A (a)	52,070	7,709,484

		160,054,826

Communication Services - 8.2%
Diversified Telecommunication Services - 7.1%
Comcast Corp. - Class A	1,262,869	54,543,312
Verizon Communications, Inc.	1,248,140	74,189,442

		128,732,754

Media - 1.1%
Discovery, Inc. - Class A (a)	695,825	20,359,839

		149,092,593

Consumer Discretionary - 6.7%
Auto Components - 1.8%
BorgWarner, Inc.	416,800	14,292,072
Gentex Corp.	597,430	17,785,491

		32,077,563

Company	Shares	U.S. $ Value
Distributors - 0.9%
LKQ Corp. (a)	504,670	$16,495,139

Household Durables - 1.8%
DR Horton, Inc.	385,300	22,809,760
Garmin Ltd.	105,940	10,270,883

		33,080,643

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	187,590	24,714,982
Murphy USA, Inc. (a)	146,450	14,962,797

		39,677,779

		121,331,124

Energy - 6.3%
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. (a)	140,638	5,752,094

Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	233,520	25,019,333
ConocoPhillips	422,082	25,084,333
Exxon Mobil Corp.	276,230	17,159,408
Phillips 66	438,800	40,093,156

		107,356,230

		113,108,324

Consumer Staples - 5.0%
Food & Staples Retailing - 3.2%
Walmart, Inc.	503,908	57,692,427

Tobacco - 1.8%
Philip Morris International, Inc.	406,320	33,602,664

		91,295,091

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Mid-America Apartment Communities, Inc.	106,600	14,626,586
Regency Centers Corp.	405,310	25,145,433

		39,772,019

Real Estate Management & Development - 2.4%
CBRE Group, Inc. - Class A (a)	714,580	43,625,109

		83,397,128

Materials - 0.7%
Chemicals - 0.3%
LyondellBasell Industries NV - Class A	74,130	5,771,762

Metals & Mining - 0.4%
BHP Group Ltd. (Sponsored ADR)	139,660	7,138,022

		12,909,784

Total Common Stocks (cost $1,378,240,489)		1,592,066,742

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 12.3%
Investment Companies - 12.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50% (b) (c) (d) (cost $222,442,490)	222,442,490	$222,442,490

Total Investments - 100.4% (cost $1,600,682,979) (e)		1,814,509,232
Other assets less liabilities - (0.4)%		(7,607,275)

Net Assets - 100.0%		$1,806,901,957

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $243,068,914 and gross unrealized depreciation of investments was $(29,242,661), resulting in net unrealized appreciation of $213,826,253.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Relative Value Fund, Inc.

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,592,066,742		$	– 0	–	$	– 0	–	$1,592,066,742
Short-Term Investments	222,442,490			– 0	–		– 0	–	222,442,490

Total Investments in Securities	1,814,509,232			– 0	–		– 0	–	1,814,509,232
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,814,509,232		$	– 0	–	$	– 0	–	$1,814,509,232

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$200,887	$145,123	$123,568	$222,442	$899